Mortgage Notes Payable (Detail) - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2017		Dec. 31, 2016		Dec. 31, 2015
Debt Instrument [Line Items]
Mortgage notes payable		$ 164,701,057		$ 160,828,604		$ 144,690,570
Unamortized loan costs		(1,781,974)		(1,942,493)		(2,052,169)
Mortgage notes payable, net		162,919,083		158,886,111		142,638,401
Executive Office Park [Member]
Debt Instrument [Line Items]
Mortgage notes payable	[1]	$ 4,171,269		$ 4,231,842		4,307,975
Fixed interest rate on mortgage (in hundredths)		5.80%	[2]	5.80%	[3]
Maturity date		Jul. 01, 2025		Jul. 01, 2025
Rangewood Medical Office Building [Member]
Debt Instrument [Line Items]
Mortgage notes payable				$ 958,106		1,027,085
Fixed interest rate on mortgage (in hundredths)		4.95%	[2]	4.95%	[3]
Maturity date		Jan. 01, 2019		Jan. 01, 2019
Regatta Square [Member]
Debt Instrument [Line Items]
Mortgage notes payable				$ 1,150,566		1,183,473
Fixed interest rate on mortgage (in hundredths)		4.95%	[2]	4.95%	[3]
Maturity date		Jan. 01, 2019		Jan. 01, 2019
Garden Gateway Plaza [Member]
Debt Instrument [Line Items]
Mortgage notes payable		$ 6,491,497		$ 6,626,739		6,799,229
Fixed interest rate on mortgage (in hundredths)		5.00%	[2]	5.00%	[3]
Maturity date		Feb. 05, 2020		Apr. 05, 2020
Port of San Diego Complex [Member]
Debt Instrument [Line Items]
Mortgage notes payable		$ 9,645,958		$ 9,852,456		10,097,726
Fixed interest rate on mortgage (in hundredths)		4.75%	[2]	4.75%	[3]
Maturity date		Mar. 05, 2020		Mar. 05, 2020
West Fargo Industrial [Member]
Debt Instrument [Line Items]
Mortgage notes payable		$ 4,383,209		$ 4,434,655		4,500,000
Fixed interest rate on mortgage (in hundredths)		4.79%	[2]	4.79%	[3]
Maturity date		Aug. 04, 2020		Aug. 04, 2020
Morena Office Center [Member]
Debt Instrument [Line Items]
Mortgage notes payable		$ 2,173,577	[4]	$ 2,224,839	[4],[5]	2,289,899	[5]
Fixed interest rate on mortgage (in hundredths)		4.50%	[2]	4.50%	[3]
Maturity date		Jan. 01, 2021		Jan. 01, 2021
Waterman Plaza [Member]
Debt Instrument [Line Items]
Mortgage notes payable		$ 3,872,112		$ 3,939,037	[6]
Fixed interest rate on mortgage (in hundredths)		4.25%	[2]	4.25%	[3]
Maturity date		Apr. 29, 2021		Apr. 29, 2021
Pacific Oaks Plaza [Member]
Debt Instrument [Line Items]
Mortgage notes payable		$ 1,477,981		$ 1,512,640		1,556,891
Fixed interest rate on mortgage (in hundredths)		4.50%	[2]	4.50%	[3]
Maturity date		Jun. 01, 2021		Jun. 01, 2021
The Presidio [Member]
Debt Instrument [Line Items]
Mortgage notes payable		$ 6,000,000		$ 6,000,000		6,000,000
Fixed interest rate on mortgage (in hundredths)		4.54%	[2]	4.54%	[3]
Maturity date		Dec. 01, 2021		Dec. 01, 2024
Shoreline Medical Building [Member]
Debt Instrument [Line Items]
Mortgage notes payable	[5]			$ 3,602,238		3,727,569
Fixed interest rate on mortgage (in hundredths)		5.10%	[2]	5.10%	[3]
Maturity date		Jun. 01, 2022		Jun. 01, 2022
Highland Court [Member]
Debt Instrument [Line Items]
Mortgage notes payable		$ 6,729,472		$ 6,829,348		6,958,147
Fixed interest rate on mortgage (in hundredths)		3.82%	[2]	3.82%	[3]
Maturity date		Sep. 01, 2022		Aug. 28, 2022
Dakota Bank Buildings [Member]
Debt Instrument [Line Items]
Mortgage notes payable		$ 10,538,950		$ 10,677,761		10,825,201
Fixed interest rate on mortgage (in hundredths)		4.74%	[2]	4.74%	[3]
Maturity date		Jul. 06, 2024		Jul. 06, 2024
Union Terrace [Member]
Debt Instrument [Line Items]
Mortgage notes payable		$ 6,480,347		$ 6,558,704		6,600,000
Fixed interest rate on mortgage (in hundredths)		4.50%	[2]	4.50%	[3]
Maturity date		Sep. 05, 2024		Sep. 05, 2024
Centennial Tech Center [Member]
Debt Instrument [Line Items]
Mortgage notes payable		$ 9,950,275		$ 10,077,242		10,237,591
Fixed interest rate on mortgage (in hundredths)		4.34%	[2]	4.34%	[3]
Maturity date		Nov. 05, 2024		Jan. 05, 2025
Research Parkway [Member]
Debt Instrument [Line Items]
Mortgage notes payable		$ 1,920,972		$ 1,956,154
Fixed interest rate on mortgage (in hundredths)		3.94%	[2]	3.94%	[3]
Maturity date		Jan. 05, 2025		Jan. 05, 2025
Arapahoe Service Center [Member]
Debt Instrument [Line Items]
Mortgage notes payable		$ 8,397,863		$ 8,500,000		8,500,000
Fixed interest rate on mortgage (in hundredths)		4.34%	[2]	4.34%	[3]
Maturity date		Jan. 05, 2025		Jan. 05, 2025
Union Town Center [Member]
Debt Instrument [Line Items]
Mortgage notes payable		$ 8,440,000		$ 8,440,000		8,440,000
Fixed interest rate on mortgage (in hundredths)		4.28%	[2]	4.28%	[3]
Maturity date		Jan. 05, 2025		Jan. 05, 2025
Yucca Valley Retail Center [Member]
Debt Instrument [Line Items]
Mortgage notes payable		$ 6,000,000		$ 6,000,000		6,000,000
Fixed interest rate on mortgage (in hundredths)		4.30%	[2]	4.30%	[3]
Maturity date		Apr. 11, 2025		Apr. 11, 2025
Genesis Plaza [Member]
Debt Instrument [Line Items]
Mortgage notes payable		$ 6,500,000		$ 6,610,000		6,500,000
Fixed interest rate on mortgage (in hundredths)		4.65%	[2]	4.65%	[3]
Maturity date		Aug. 25, 2025		Aug. 25, 2025
One Park Centre [Member]
Debt Instrument [Line Items]
Mortgage notes payable		$ 6,610,000		$ 6,500,000		6,610,000
Fixed interest rate on mortgage (in hundredths)		4.77%	[2]	4.77%	[3]
Maturity date		Sep. 05, 2025		Sep. 05, 2025
Shea Center II [Member]
Debt Instrument [Line Items]
Mortgage notes payable		$ 17,727,500		$ 17,727,500		17,727,500
Fixed interest rate on mortgage (in hundredths)		4.92%	[2]	4.92%	[3]
Maturity date		Jan. 05, 2026		Jan. 05, 2026
Bismarck Office Building [Member]
Debt Instrument [Line Items]
Mortgage notes payable		$ 4,083,446	[7]	$ 4,158,998	[7],[8]	3,252,016	[8]
Fixed interest rate on mortgage (in hundredths)		4.02%	[2]	4.02%	[3]
Maturity date		Aug. 01, 2037		Aug. 01, 2037
300 N.P. [Member]
Debt Instrument [Line Items]
Mortgage notes payable		$ 2,388,948
Fixed interest rate on mortgage (in hundredths)	[2]	4.02%
Maturity date		Aug. 01, 2037
Model Home Properties [Member]
Debt Instrument [Line Items]
Mortgage notes payable		$ 30,717,681		$ 22,259,779		9,050,268
Model Home Properties [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed interest rate on mortgage (in hundredths)		3.80%		3.80%
Maturity date		Jan. 01, 2017	[9]	Jan. 01, 2016	[10]
Model Home Properties [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed interest rate on mortgage (in hundredths)		5.50%		5.50%
Maturity date		Jan. 01, 2020	[9]	Jan. 01, 2020	[10]
Presidio Property Trust, Inc Properties [Member]
Debt Instrument [Line Items]
Mortgage notes payable		$ 133,983,376		$ 138,568,825		135,640,302
Fixed interest rate on mortgage (in hundredths)		4.71%	[2]	4.71%	[3]
Havana/ Parker Complex [Member]
Debt Instrument [Line Items]
Mortgage notes payable						$ 2,500,000
Fixed interest rate on mortgage (in hundredths)	[3]			6.51%
Maturity date				Jul. 01, 2016

[1]	Interest rate is subject to reset on July 1, 2018.
[2]	Interest rates as of September 30, 2017.
[3]	Interest rates as of December 31, 2016.
[4]	Interest rate is subject to reset on May 4, 2018.
[5]	Interest rate subject to resetting on the 6th loan anniversary.
[6]	Interest rate is subject to reset on April 28, 2017.
[7]	Interest rate is subject to reset on September 1, 2023 and on September 1, 2030.
[8]	Interest rate is subject to reset on September 1, 2023.
[9]	Each Model Home has a stand-alone mortgage note at interest rates ranging from 3.8% to 5.5% per annum (at September 30, 2017).
[10]	Each Model Home has a standalone mortgage note at interest rates ranging from 3.8% to 5.5% (at December 31, 2016).